AST Bond Portfolio 2032 Expense Example - AST Bond Portfolio 2032 - No Share Class	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 98
Expense Example, with Redemption, 3 Years	319
Expense Example, with Redemption, 5 Years	557
Expense Example, with Redemption, 10 Years	$ 1,242